SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
December 31, 2020			December 31, 2019
		Weighted		Weighted
		Average		Average
	Options	Exercise Price	Options	Exercise Price
Outstanding at the beginning of year	4,373,300	$2.55	2,767,400	$2.38
Granted	450,729	4.18	1,655,900	2.85
Forfeited/Expired	(8,000)	2.88	(50,000)	2.38
Outstanding at the end of year	4,816,029	$2.70	4,373,300	$2.55

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	No. of options outstanding	Weighted average remaining life (Years)	Exercise price	No. of options currently exercisable	Expiration date
	1,606,000		$2.50	1,606,000	November 3, 2022
	90,000		$3.20	60,000	February 1, 2023
	100,000		$2.95	100,000	February 28, 2023
	90,000		$2.18	60,000	August 29, 2023
	40,000		$2.18	26,667	September 10, 2023
	731,400		$2.00	540,933	November 23, 2023
	100,000		$2.00	100,000	December 13, 2023
	40,000		$2.18	13,333	January 11, 2024
	50,000		$2.15	16,667	January 16, 2024
	100,000		$3.28	66,667	September 16, 2024
	1,417,900		$2.88	611,297	December 17, 2024
	80,000		$1.95	—	March 16, 2025
	40,000		$4.51	—	September 22, 2025
	40,000		$4.42	—	October 5, 2025
	290,729		$4.71	29,165	December 15, 2025
Total	4,816,029	3.02	$2.70	3,230,729

Disclosure of black-scholes valuation of stock options granted [Table Text Block]
	December 31, 2020	December 31, 2019
Dividend rate	0%	0%
Expected annualized volatility	52.83% - 66.33%	59.1% - 67.59%
Risk free interest rate	0.33% - 0.63%	1.49% - 1.93%
Expected life of options	3.5 yr - 5 yr	5 yr
Weighted average of strike price of options granted	$4.18	$2.85

Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2020	December 31, 2019
Balance at beginning of year	$4,353,229	$2,721,046
Changes	2,272,266	1,632,183
Balance at the end of year	$6,625,495	$4,353,229

Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2020	December 31, 2019
Balance at beginning of year	$4,353,229	$2,721,046
Changes	1,813,163	1,632,183
Balance at the end of year	$6,166,392	$4,353,229

Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share other equity instruments [Table Text Block]
	Restricted share units	Weighted average grant date FV	Vested	Unvested
Outstanding at beginning of year	—	$—	—	—
Granted	358,203	$4.71	—	358,203
Outstanding at the end of year	358,203	$4.71	—	358,203

Disclosure of changes in reserve for share-based payments [Table Text Block]
December 31, 2020
Balance at beginning of year	$—
Changes	46,978
Balance at the end of year	$46,978

Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share other equity instruments [Table Text Block]
	Deferred share units	Weighted average grant date FV	Vested	Unvested
Outstanding at beginning of year	—	$—	—	—
Granted	87,500	$4.71	87,500	—
Outstanding at the end of year	87,500	$4.71	87,500	—

Disclosure of changes in reserve for share-based payments [Table Text Block]
December 31, 2020
Balance at beginning of year	$—
Changes	412,125
Balance at the end of year	$412,125

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share other equity instruments [Table Text Block]
December 31, 2020			December 31, 2019
		Weighted		Weighted
		Average		Average
	Warrants	Exercise	Warrants	Exercise
		price		price
Outstanding at the beginning of year	—	$—	699,460	$2.13
Expired Un-exercised*	—	—	(699,460)	2.13
Outstanding at the end of year	—	$—	—	$—

*On May 3, 2019, all outstanding broker warrants issued in conjunction with the October 2017 private placement expired un-exercised.

Disclosure of changes in reserve for share-based payments [Table Text Block]
	December 31, 2020	December 31, 2019
Balance at beginning of year	$833,058	$833,058
Changes	—	—
Balance at the end of year	$833,058	$833,058